TRADE RECEIVABLES AND OTHER - Currency Concentration of Total Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade receivables [line items]
Trade receivables	€ 386	€ 465
Euro
Trade receivables [line items]
Trade receivables	167	225
U.S. Dollars
Trade receivables [line items]
Trade receivables	200	213
Swiss Francs
Trade receivables [line items]
Trade receivables	7	8
Other currencies
Trade receivables [line items]
Trade receivables	€ 12	€ 19